Financial Risk Management - Summary of Capital Management (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term borrowings	¥ 23,207		¥ 23,000
Corporate bonds	142,851		142,132
Lease liabilities recognized at January 1, 2019	56,637	¥ 48,013
Total	222,695		165,132
Total shareholders' equity	¥ 174,663		¥ 208,514	¥ 189,977	¥ 161,023